Consolidated Balance Sheets (Parenthetical) - £ / shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Stock, Par Value (in GBP per share)	£ 0.05	£ 0.05
Common Stock, Shares Authorized	1,000.0	1,000.0
Common Stock, Shares, Issued	601.1	599.1
Common Stock, Shares, Outstanding	601.1	599.1
Treasury Stock, Shares	9.7	10.6